Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jan. 31, 2013 Common Shares	Jan. 31, 2013 Series A Common Shares
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,725,979,289
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Entity Common Stock, Shares Outstanding			100,876,000	7,160,000